Great American Financial Resources, Inc.
525 Vine Street, 7th Floor
Cincinnati, OH 45202
January 2, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549
Re:   Annuity Investors Variable Account C (File No. 811-21095)
         2008 Flex Contract
Ladies and Gentlemen:
          On behalf of Annuity Investors Variable Account C (the “Registrant”), we hereby submit the enclosed registration statement on Form N-4 for filing under the Securities Act of 1933, as amended (the “1933 Act”). This registration statement registers a new class of variable annuity contracts under the 1933 Act.
          The Registrant is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and has previously registered other variable annuity contracts.
          Updating and certain other information, financial statements, exhibits, and Tandy representations will be provided in a pre-effective amendment filing.
          The Registrant hereby requests selective review of this filing. This filing is substantially similar to the Form N-4 for another class of variable annuity contracts (2008 Short Surrender Charge Contract—Class (Contract) ID C000060714) that was filed by the Registrant on December 28, 2007 (Accession Number: 0000950152-07-009878).
          The material differences between the current filing and the December 28, 2007 filing are as follows:
•	The early withdrawal charge percentages and the length of time during which the early withdrawal charge applies are different.
•	The mortality and expense risk charges and the corresponding total separate account annual expenses are different.
          If you have any questions or comments on this filing, please contact the undersigned at 513.412.1465 or kmclaughlin@gafri.com.

/s/ Karen M. McLaughlin
Karen M. McLaughlin, Senior Corporate Counsel